Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Financial Data on CHMI's Segments with Reconciliation
Summary financial data with respect to the Company’s segments is given below, together with a reconciliation to the same data for the Company as a whole (dollars in thousands):

	Servicing Related Assets	RMBS	All Other	Total
Income Statement
Three Months Ended June 30, 2020
Interest income	$479	$9,653	$-	$10,132
Interest expense	438	2,987	-	3,425
Net interest income	41	6,666	-	6,707
Servicing fee income	18,032	-	-	18,032
Servicing costs	6,594	-	-	6,594
Net servicing income	11,438	-	-	11,438
Other expense	(25,044)	(5,668)	-	(30,712)
Other operating expenses	1,135	-	2,259	3,394
Benefit from corporate business taxes	(3,278)	-	-	(3,278)
Net Income (Loss)	$(11,422)	$998	$(2,259)	$(12,683)

Three Months Ended June 30, 2019
Interest income	$214	$17,002	$-	$17,216
Interest expense	446	11,261	-	11,707
Net interest income (expense)	(232)	5,741	-	5,509
Servicing fee income	18,362	-	-	18,362
Servicing costs	4,103	-	-	4,103
Net servicing income	14,259	-	-	14,259
Other expense	(29,136)	(19,090)	-	(48,226)
Other operating expenses	388	-	2,684	3,072
Benefit from corporate business taxes	(3,053)	-	-	(3,053)
Net Loss	$(12,444)	$(13,349)	$(2,684)	$(28,477)

Six Months Ended June 30, 2020
Interest income	$2,120	$28,261	$-	$30,381
Interest expense	2,147	13,569	-	15,716
Net interest income (expense)	(27)	14,692	-	14,665
Servicing fee income	37,551	-	-	37,551
Servicing costs	12,434	-	-	12,434
Net servicing income	25,117	-	-	25,117
Other expense	(103,116)	(5,502)	-	(108,618)
Other operating expenses	1,735	-	6,380	8,115
Benefit from corporate business taxes	(15,432)	-	-	(15,432)
Net Income (Loss)	$(64,329)	$9,190	$(6,380)	$(61,519)

Six Months Ended June 30, 2019
Interest income	$472	$33,713	$-	$34,185
Interest expense	1,634	20,817	-	22,451
Net interest income (expense)	(1,162)	12,896	-	11,734
Servicing fee income	35,550	-	-	35,550
Servicing costs	7,924	-	-	7,924
Net servicing income	27,626	-	-	27,626
Other expense	(54,103)	(37,046)	-	(91,149)
Other operating expenses	880	-	4,964	5,844
Benefit from corporate business taxes	(6,772)	-	-	(6,772)
Net Loss	$(21,747)	$(24,150)	$(4,964)	$(50,861)

	Servicing Related Assets	RMBS	All Other	Total
Balance Sheet
June 30, 2020
Investments	$177,261	$1,548,144	$-	$1,725,405
Other assets	68,400	40,420	95,036	203,856
Total assets	245,661	1,588,564	95,036	1,929,261
Debt	131,780	1,395,317	-	1,527,097
Other liabilities	3,377	55,668	11,190	70,235
Total liabilities	135,157	1,450,985	11,190	1,597,332
Book value	$110,504	$137,579	$83,846	$331,929

December 31, 2019
Investments	$291,111	$2,508,360	$-	$2,799,471
Other assets	39,742	80,207	25,145	145,094
Total assets	330,853	2,588,567	25,145	2,944,565
Debt	166,989	2,337,638	-	2,504,627
Other liabilities	10,043	16,503	14,017	40,563
Total liabilities	177,032	2,354,141	14,017	2,545,190
Book value	$153,821	$234,426	$11,128	$399,375